SHARE-BASED COMPENSATION - Shares granted and Bonus (Details) ¥ in Thousands	1 Months Ended	9 Months Ended
	Feb. 29, 2024 $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2023 CNY (¥)
SHARE-BASED COMPENSATION
Shares from bonus conversion		¥ 23,269
2020 Plan | Founder and Executive Chairman
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted | shares	5,790,701
2020 Plan | Certain employees and management
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted | shares	1,367,596	2,371,885
Maximum | 2020 Plan | Certain employees and management
SHARE-BASED COMPENSATION
Requisite service period		4 years
Minimum | 2020 Plan | Certain employees and management
SHARE-BASED COMPENSATION
Requisite service period		1 year
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Compensation cost		¥ 105,662	¥ 25,817
Shares from bonus conversion		¥ 23,269
Restricted Stock Units (RSUs) | Certain employees and management
SHARE-BASED COMPENSATION
Conversion price per share | $ / shares	$ 0.43
Threshold days for computation of conversion price	90 days